Risk/Return Detail Data - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Preferred Securities & Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Preferred Securities & Income ETF seeks high total return through a combination of current income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in preferred securities and other income-producing securities. Preferred securities include preferred stock, hybrid or trust preferred securities, fixed and floating rate preferred securities, listed and unlisted preferred securities, and preferred securities of all par values. Income-producing securities are securities that pay, or are expected to pay, dividends or interest. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing in all types of preferred securities and other income-producing securities such as contingent convertible securities and corporate hybrid securities. Normally investing primarily in securities rated at least BB by Standard & Poor's (S&P), Ba by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company LLC (FMR) to be of comparable quality. Securities rated below BBB by S&P and below Baa3 by Moody's are less than investment-grade quality (also referred to as high yield debt securities or junk bonds). Investing in securities of domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. Concentrating investments in securities of issuers principally engaged in the business activities of the industries in the financial services sector.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	10.57%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.71%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(10.27%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | Fidelity Preferred Securities & Income ETF
Risk/Return:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750
Annual Return, Inception Date	Jun. 15, 2021
2022	(16.99%)
2023	11.09%
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | Return Before Taxes | Fidelity Preferred Securities & Income ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.09%
Since Inception	(2.54%)	[1]
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | After Taxes on Distributions | Fidelity Preferred Securities & Income ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	9.26%
Since Inception	(4.03%)	[1]
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | After Taxes on Distributions and Sales | Fidelity Preferred Securities & Income ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	6.74%
Since Inception	(2.43%)	[1]
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	6.17%
Since Inception	(2.93%)
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | IXW48
Risk/Return:
Label	ICE® BofA® US All Capital Securities Index
Past 1 year	9.29%
Since Inception	(2.36%)
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | IXW8C
Risk/Return:
Label	ICE U.S. All Capital Securities Constrained Custom Index
Past 1 year	9.05%
Since Inception	(2.54%)

[1]	A From June 15, 2021 .